19. RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2015
Related Party Transactions [Abstract]
NOTE 19. RELATED PARTY BALANCES AND TRANSACTIONS

Prepaid expenses, related party:

During the periods presented, the Company has paid the interest to Xinji Beiguo Mall Limited Liability Company (“Xinji Beiguo Mall”) in advance in order to facilitate a faster payment speed.

The outstanding amounts of prepaid expense, related party as of June 30, 2015 and December 31, 2014 were as follows (in thousands):

		June 30,	December 31,
	Note	2015	2014

Xinji Beiguo Mall	(1)	947	50
Total		$—	$50

Note:

(1)	Entity in which Mr. Li is the indirect beneficial owner of approximately 20.92%.

Other financing receivables, net, related party:

During the periods presented, the Company had provided loans to Yuanshi County Natural Gas Sales Company. The balance was repaid prior to June 2015.

The outstanding amounts of other financing receivable, net, related party as of June 30, 2015 and 2013 were as follows (in thousands):

		June 30,	December 31,
	Note	2015	2014

Yuanshi County Natural Gas Sales Company	(1)	—	782
Total		$—	$782

Note:

(1)	Entity controlled by Mr. Li’s brother.

Due to affiliates:

During the periods presented, the Company has borrowed from the Company’s Chairman and Chief Executive Officer, Mr. Li, Honest Best and companies affiliated with Mr. Li. Each of these loans was entered into to satisfy the Company’s short-term capital needs.

The amount due to Alliance Rich represented a portion of the consideration paid in the acquisition of Heat Planet. The amount was payable within six months of occupation of the Kai Yuan Center by the Company, which was completed in April 2013 and delivery of the audited financial statements for the five months ended May 31, 2012 of Heat Planet, which were delivered in December 2012. In October 2013, the unpaid amount began to accrue interest at the one-year rate announced by the People’s Bank of China (4.85% as of June 30, 2015). As of June 30, 2015 approximately $4.0 million is still owed to Alliance Rich for the acquisition of Heat Planet.

In September 2011, Hebei Kaiyuan began charging interest at 8.00% per annum, and amounts owed continue to be unsecured and due on demand by the lender.

Hebei Ruijie Hotel Management Company charges interest at 5.60% per annum on amounts owed to it.

The amount due to Mr. Li and Smart Success Investment Limited (“Smart Success”) were non-interest bearing, unsecured and due on demand by the lenders.

The outstanding amounts due to related parties as of June 30, 2015 and December 31, 2014 were as follows (in thousands):

		June 30,	December 31,
	Notes	2015	2014
		(unaudited)

Mr. Li		$144	$144
Alliance Rich	(1)	4,002	3,917
Hebei Kaiyuan	(1)	6,012	5,807
Smart Success	(1)	9	9
Hebei Ruijie Hotel Management Company	(1)	74	15,690
Yuanshi County Natural Gas Sales Company	(2)	—	77
Total		$10,241	$25,644

Notes:

(1)	Entity controlled by Mr. Li.
(2)	Entity controlled by Mr. Li’s brother.

Accounts payable, related party:

During the periods presented, the Company purchased commercial vehicles from Ruituo, a company controlled by Mr. Li’s brother. The amount due to Ruituo is unsecured and due on demand by Ruituo. In October 2011, Ruituo began charging to the Company interest at approximately 8.00% per annum, based on the weighted average outstanding payable balances at month end.

In December 2013, the Company began obtaining short-term trade financing to purchase commercial vehicles from Beiguo Auto and Xinji Beiguo Mall, companies affiliated with Mr. Li. Mr. Li holds 20.92% of indirect beneficial ownership in both Beiguo Auto and Xinji Beiguo Mall. The Company pays a financing charge of approximately 9% per annum to Beiguo Auto and Xinji Beiguo Mall for the funds obtained due to this financing arrangement. The financing arrangement is personally guaranteed by Mr. Li, who has a long term business relationship with Beiguo, on behalf of the Company. In addition, the payable balances of each loan are unsecured and due in 180 days.

The outstanding amounts of accounts payable, related parties as of June 30, 2015 and December 31, 2014 was as follows (in thousands):

	June 30,	December 31,
	2015	2014
	(unaudited)

Ruituo	$—	$66,633
Beiguo Auto	$222	$16,978
Xinji Beiguo Mall	$45,108	$24,600
	45,330	108,211

Deposits for inventory, related party:

During the periods presented, the Company made prepayments for inventories to Ruituo to purchase commercial vehicles. The amount is non-interest bearing and unsecured.

The outstanding amounts of deposits for inventories, related party as of June 30, 2015 and December 31, 2014 was as follows (in thousands):

	June 30,	December 31,
	2015	2014
	(unaudited)

Ruituo	$14,020	$—
	14,020	—

Related Party Transactions

During the periods presented, the details of the related party transactions were as follows (in thousands):

		Six months ended June 30,
	Notes	2015	2014
		(unaudited)	(unaudited)
Capital nature:
Hebei Kaiyuan	(1) (a)	$—	$21,178
Hebei Kaiyuan	(1) (b)	—	9,937
Hebei Kaiyuan	(1) (d)	199	338
Hebei Ruijie Hotel Management Company	(1) (a)	24,472	24,436
Hebei Ruijie Hotel Management Company	(1) (b)	39,776	—
Hebei Ruijie Hotel Management Company	(1) (d)	581	—
Ruituo	(3)(a)	24,472	24,436
Mr. Li	(4) (a)	183,868	118,922
Alliance Rich	(1) (d)	84	760
Hebei Shengrong Investment Co. Ltd.	(1) (a)	16,314	—
Mr. Wei	(6) (a)	16,314	—

Trading nature:
Ruituo	(3) (c)	57,613	245,392
Ruituo	(3) (d)	1,021	1,023
Beiguo Auto	(5) (c)	216	20,915
Beiguo Auto	(5) (d)	76	1,032
Xinji Beiguo Mall	(5) (c)	43,650	80,329
Xinji Beiguo Mall	(5) (d)	985	1,496
Hebei Ruijie Hotel Management	(1) (e)	572	—

Notes:

(1)	Entity controlled by Mr. Li.
(2)	Entity in which Mr. Li’s brother holds a 40% equity interest.
(3)	Entity controlled by Mr. Li’s brother.
(4)	The Chairman and Chief Executive Officer of Fincera.
(5)	Entity in which Mr. Li is the indirect beneficial owner of approximately 20.92%.
(6)	The Chief Operating Officer of Fincera.

Nature of transaction:

(a)	Bank loan guarantee provided by the affiliates to the Company.
(b)	Loan provided to the Company during the period.
(c)	Sale of automobiles to the Company, including VAT, during the period.
(d)	Interest expenses incurred by the Company during the period.
(e)	Conference fees.